UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act File Number 811-06260

The Quaker Investment Trust

309 Technology drive
Malvern, pa 19355
(Address of principal executive offices) (Zip code)

quaker investment trust
309 technology drive
malvern, pa 19355
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-220-8888

Date of fiscal year end: June 30, 2010

Date of reporting period:  March 31, 2010

Item 1. Schedules of Investments

Quaker Long Short Tactical Allocation Fund
March 31, 2010 (Unaudited)
	Number of Shares	Fair Value
Domestic Common Stocks - 39.59%
Basic Materials - 3.71%
Chemicals - 2.24%
WR Grace & Co. (a)	7,400	$ 205,424

Iron/Steel - 1.47%
Cliffs Natural Resources, Inc.	1,900	134,805

Total Basic Materials (Cost: $359,287)		340,229
Communications - 3.16%
Media - 1.66%
Entravision Communications Corp. (a)	4,600	12,696
McClatchy Co. (a)	28,300	138,953
		151,649

Telecommunications - 1.50%
Oclaro, Inc. (a)	50,100	137,775

Total Communications (Cost: $290,043)		289,424
Consumer, Cyclical - 7.90%
Airlines - 1.47%
UAL Corp. (a)	6,900	134,895

Home Builders - 1.39%
Hovnanian Enterprises, Inc. (a)	29,300	127,455

Retail - 5.04%
Bon Ton Stores, Inc. (a)	10,400	138,736
DSW, Inc. (a)	7,300	186,369
Tuesday Morning Corp. (a)	20,800	137,072
		462,177

Total Consumer, Cyclical (Cost: $761,546)		724,527
Consumer, Non-cyclical - 4.08%
Food - 4.08%
Great Atlantic & Pacific Tea Co. (a)	13,000	99,710
Seneca Foods Corp. (a)	4,700	136,864
Tyson Foods, Inc.	7,200	137,880
		374,454
Total Consumer, Non-cyclical (Cost: $374,149)		374,454
Energy - 3.82%
Oil & Gas - 1.49%
Goodrich Petroleum Corp. (a)	8,700	136,068

Oil & Gas Services - 2.33%
Lufkin Industries, Inc.	2,700	213,705

Total Energy (Cost: $348,340)		349,773
Financial - 5.78%
Diversified Financial Services - 1.46%
First Marblehead Corp. (a)	47,200	134,048

Insurance - 1.79%
PMI Group, Inc. (a)	30,200	163,684

Investment Companies - 2.53%
KKR Financial Holdings LLC	28,300	232,343

Total Financial (Cost: $500,176)		530,075
Industrial - 8.54%
Building Materials - 2.13%
Broadwind Energy, Inc. (a)	43,800	195,786

Electronics - 1.47%
Checkpoint Systems, Inc. (a)	6,100	134,932

Machinery-Diversified - 1.46%
Albany International Corp.	6,200	133,486

Miscellaneous Manufacturing - 2.00%
Smith & Wesson Holding Corp. (a)	48,500	183,330

Transportation - 1.48%
Intl. Shipholding Corp.	4,600	135,194

Total Industrial (Cost: $791,887)		782,728
Technology - 2.60%
Computers - 2.60%
Lexmark International, Inc. (a)	6,600	238,128

Total Technology (Cost: $231,252)		238,128
Total Domestic Common Stocks
(Cost $3,656,680)		3,629,338

Foreign Common Stocks - 4.26%

Canada - 1.52%
Oil & Gas - 1.52%
Provident Energy Trust	18,100	139,551
Total Canada (Cost: $140,492)		139,551

China - 1.73%
Biotechnology - 1.73%
WuXi PharmaTech Cayman, Inc. ADR(a)	10,200	158,814
Total China (Cost: $148,119)		158,814

Netherlands - 1.01%
Building Materials - 1.01%
James Hardie Industries SE ADR(a)	2,800	92,288
Total Netherlands (Cost: $92,498)		92,288
Total Foreign Common Stocks
(Cost $381,109)		390,653

Real Estate Investment Trusts - 6.60%

Ashford Hospitality Trust, Inc.(a)	30,600	219,402
HRPT Properties Trust	25,500	198,390
Resource Capital Corp.	27,700	187,252
Total Real Estate Investment Trusts
(Cost $577,555)		605,044

	Par Value
Limited Partnerships - 1.90%

Terra Nitrogen Co. LP	2,300	174,294
Total Limited Partnerships
(Cost $190,633)		174,294

Short-Term Investment - 27.48%

Time Deposit - 27.48%
Commerzbank 0.03%, 04/01/2010	$ 2,519,437	2,519,437
Total Short-Term Investment
(Cost $2,519,437)		2,519,437
Total Investments
(Cost $7,325,414) - 79.83%		7,318,766
Other Assets in Excess of Liabilities, Net - 20.17%		1,848,980
Total Net Assets - 100.00%		$ 9,167,746

Schedule of Securities Sold Short	Number of Shares
Common Stock - 42.50%

Abraxis Bioscience, Inc. (a)	3,600	$186,300
Albany Molecular Research, Inc. (a)	20,800	173,680
American Railcar Industries, Inc.	15,200	184,832
Archipelago Learning, Inc. (a)	9,700	141,426
Astec Industries, Inc. (a)	6,600	191,136
Auxilium Pharmaceuticals, Inc. (a)	5,600	174,496
AZZ, Inc.	5,900	199,715
CH Robinson Worldwide, Inc.	4,700	262,495
Chemspec International Ltd. ADR	22,900	174,956
Delta Petroleum Corp. (a)	97,700	137,757
DineEquity, Inc. (a)	4,600	181,838
Medcath Corp. (a)	14,800	154,956
Medicines Co. (a)	17,600	137,984
NPS Pharmaceuticals, Inc. (a)	46,400	233,856
Opnext, Inc. (a)	73,700	173,932
Osiris Therapeutics, Inc. (a)	23,100	170,940
Pharmasset, Inc. (a)	6,400	171,520
Simpson Manufacturing Co., Inc.	12,800	355,328
Somanetics Corp. (a)	9,000	172,260
VisionChina Media, Inc. ADR(a)	29,300	137,710
Zoltek Cos, Inc. (a)	18,600	179,304
Total Common Stock		3,896,421
Total Securities Sold Short (Proceeds: $3,906,217)		$ 3,896,421

ADR- American Depositary Receipt

(a) Non-income producing security.

Quaker Global Tactical Allocation Fund
March 31, 2010 (unaudited)

	Number of Shares	Fair Value
Common Stocks- 98.55%

Australia - 2.30%
BHP Billiton Ltd. ADR	7,880	$ 632,921
Total Australia (Cost $587,628)		632,921
Belgium - 1.50%
Anheuser-Busch InBev NV ADR(a)	8,200	413,690
Total Belgium (Cost $406,263)		413,690
Bermuda - 3.16%
Bunge Ltd.	8,890	547,891
Seadrill Ltd.	13,700	321,950
		869,841
Total Bermuda (Cost $887,719)		869,841
Brazil - 1.81%
Vale S.A. ADR	15,500	498,945
Total Brazil (Cost $483,124)		498,945
Canada - 15.43%
Agrium, Inc.	7,700	543,851
Barrick Gold Corp.	10,700	410,238
Biovail Corp.	24,300	407,511
Cenovus Energy, Inc.	22,400	587,104
EnCana Corp.	13,600	422,008
Potash Corp. of Saskatchewan	2,260	269,731
Research In Motion Ltd. (a)	3,600	266,220
Rogers Communications, Inc.	14,500	494,885
Suncor Energy, Inc.	12,700	413,258
Teck Resources Ltd. (a)	10,000	435,600
		4,250,406
Total Canada (Cost $4,047,874)		4,250,406
Germany - 3.22%
Bayer AG ADR	5,000	338,344
Siemens AG ADR	5,500	549,835
		888,179
Total Germany (Cost $850,618)		888,179
Hong Kong - 1.55%
Melco Crown Entertainment Ltd. ADR(a)	88,500	426,570
Total Hong Kong (Cost $421,966)		426,570
Israel - 1.80%
Teva Pharmaceutical Industries Ltd. ADR	7,860	495,809
Total Israel (Cost $407,295)		495,809
Japan - 1.75%
Mitsubishi UFJ Financial Group, Inc. ADR	91,900	480,637
Total Japan (Cost $472,109)		480,637
Switzerland - 5.42%
ACE Ltd.	10,450	546,535
Roche Holding AG ADR	13,000	528,003
Weatherford International Ltd. (a)	26,400	418,704
		1,493,242
Total Switzerland (Cost $1,449,395)		1,493,242
United Kingdom - 2.62%
Ensco International PLC ADR	16,100	720,958
Total United Kingdom (Cost $660,845)		720,958
United States - 57.99%
Amgen, Inc. (a)	6,900	412,344
Anadarko Petroleum Corp.	5,896	429,406
Apple, Inc. (a)	2,910	683,646
Bank of America Corp.	36,700	655,095
Broadcom Corp.	8,200	272,076
Charles Schwab Corp.	22,100	413,049
CIT Group, Inc. (a)	14,300	557,128
Citigroup, Inc. (a)	64,200	260,010
Cliffs Natural Resources, Inc.	7,500	532,125
Comcast Corp.	19,600	368,872
Cummins, Inc.	2,290	141,866
Denbury Resources, Inc. (a)	25,000	421,750
Eastman Kodak Co. (a)	45,000	260,550
eBay, Inc. (a)	12,800	344,960
Freeport-McMoRan Copper & Gold, Inc.	4,910	410,181
General Electric Co.	38,000	91,600
Google, Inc. (a)	1,220	691,752
Infinera Corp. (a)	33,900	288,828
International Business Machines Corp.	3,180	407,835
ITT Corp.	5,200	278,772
Las Vegas Sands Corp. (a)	32,500	687,375
Lear Corp. (a)	6,720	533,232
Marsh & McLennan Cos, Inc.	6,700	163,614
Mastercard, Inc.	1,400	355,600
McDermott International, Inc. (a)	10,800	290,736
Mead Johnson Nutrition Co.	10,400	541,112
Merck & Co., Inc.	14,500	541,575
Occidental Petroleum Corp.	6,730	568,954
Omnicare, Inc.	10,000	282,900
Oracle Corp.	16,000	411,040
Qualcomm, Inc.	11,400	478,686
Questcor Pharmaceuticals, Inc. (a)	105,300	866,619
SunTrust Banks, Inc.	16,150	432,659
The Mosaic Co.	8,930	542,676
Verisk Analytics, Inc. (a)	7,280	205,296
Wells Fargo & Co.	17,700	550,824
		15,974,743
Total United States (Cost $14,214,392)		15,974,743
Total Common Stocks
(Cost $24,889,228)		27,145,941

Short-Term Investments - 16.51%

Investment Trust - 15.76%
Invesco AIM Liquid Assets Portfolio, 0.130%	4,339,829	4,339,829
Time Deposit - 0.75%
Wells Fargo 0.03%, 04/01/2010	$ 207,657	207,658
Total Short-Term Investments
(Cost $4,547,487)		4,547,487
Total Investments
(Cost $29,436,715) - 115.06%		31,693,428
Liabilities in Excess of Other Assets, Net (15.06)%		(4,147,363)
Total Net Assets - 100.00%	$27,546,065

ADR - American Depositary Receipt
(a) Non-income producing security.

	Number of Contracts	Fair Value
Call Options Written - 0.11%

Cliffs Natural Resources, Inc. Expiration: April, 2010 Exercise Price: $60.00	13	$ 14,560
Cliffs Natural Resources, Inc. Expiration: April, 2010 Exercise Price: $65.00	13	8,710
Mead Johnson Nutrition Co. Expiration: May, 2010 Exercise Price: $50.00	12	4,200
Potash Corp. of Saskatchewan Expiration: April, 2010 Exercise Price: $130.00	7	525
Teva Pharmaceutical Industries Ltd. Expiration: June, 2010 Exercise Price: $65.00	23	3,381
Total Options Written (Premiums Received $9,035)	$ 31,376

Quaker Small-Cap Growth Tactical Allocation Fund
March 31, 2010 (unaudited)
	Number of Shares	Fair Value
Domestic Common Stocks - 54.49%

Communications - 3.78%
Internet - 0.67%
Local.com Corp. (a)	19,200	$ 128,064

Media - 1.65%
Liberty Media Corp. - Starz (a)	5,725	313,043

Telecommunications -1.46%
Finisar Corp. (a)	17,700	278,067

Total Communications (Cost: $676,907)		719,174
Consumer, Cyclical - 14.87%
Apparel - 3.05%
G-III Apparel Group Ltd. (a)	9,700	267,332
Skechers U.S.A., Inc. (a)	8,600	312,352
		579,684

Auto Parts & Equipment - 1.30%
Dana Holding Corp. (a)	20,900	248,292

Retail - 10.52%
Aeropostale, Inc.	9,900	285,417
Casual Male Retail Group, Inc. (a)	24,000	92,520
Chico's FAS, Inc.	20,650	297,773
J Crew Group, Inc. (a)	5,900	270,810
Jo-Ann Stores, Inc. (a)	10,600	444,988
Shoe Carnival, Inc. (a)	7,000	160,020
Ulta Salon Cosmetics & Fragrance, Inc. (a)	19,925	450,703
		2,002,231
Total Consumer, Cyclical (Cost: $2,676,281)		2,830,207
Consumer, Non-cyclical - 3.47%
Commercial Services - 3.47%
Bridgepoint Education, Inc. (a)	14,800	363,784
Sotheby's	9,500	295,355
		659,139

Total Consumer, Non-cyclical (Cost: $591,322)		659,139
Energy - 4.01%
Oil & Gas - 3.00%
Approach Resources, Inc. (a)	17,850	162,078
Contango Oil & Gas Co. (a)	8,000	409,200
		571,278

Oil & Gas Services - 1.01%
Boots & Coots, Inc. (a)	79,100	192,213

Total Energy (Cost: $749,958)		763,491
Healthcare - 2.24%
Pharmaceuticals - 2.24%
NBTY, Inc. (a)	2,750	131,945
Questcor Pharmaceuticals, Inc. (a)	35,700	293,811
		425,756
Total Healthcare (Cost: $351,646)		425,756
Industrial - 6.34%
Electronics - 2.14%
Gentex Corp.	21,000	407,820

Engineering & Construction - 1.34%
Insituform Technologies, Inc. (a)	9,575	254,791

Hand Machine Tools - 1.97%
Kennametal, Inc.	13,325	374,699

Machinery-Diversified - 0.89%
Intevac, Inc. (a)	12,250	169,295

Total Industrial (Cost: $1,211,478)		1,206,605
Technology - 19.78%
Computers - 3.71%
Agilysys, Inc.	37,500	418,875
SMART Modular Technologies WWH, Inc. (a)	37,250	287,198
		706,073

Semiconductors - 12.92%
Brooks Automation, Inc. (a)	15,200	134,064
Cirrus Logic, Inc. (a)	21,130	177,281
Fairchild Semiconductor International, Inc. (a)	14,300	152,295
Intersil Corp.	27,400	404,424
Lattice Semiconductor Corp. (a)	41,350	151,754
MKS Instruments, Inc. (a)	10,450	204,716
Novellus Systems, Inc. (a)	9,000	225,000
Skyworks Solutions, Inc. (a)	14,100	219,960
Teradyne, Inc. (a)	21,550	240,713
Ultra Clean Holdings (a)	12,000	102,240
Veeco Instruments, Inc. (a)	10,250	445,875
		2,458,322

Software - 3.15%
Schawk, Inc.	14,800	268,324
Unica Corp. (a)	37,335	331,908
		600,232
Total Technology (Cost: $3,483,358)		3,764,627
Total Domestic Common Stocks
(Cost $9,740,950)		10,368,999

Foreign Common Stocks - 11.41%

Bermuda - 2.42%
Computers - 2.42%
Xyratex Ltd. (a)	27,200	460,496
Total Bermuda (Cost: $299,937)		460,496

Canada - 4.84%
Chemicals - 1.42%
Methanex Corp.	11,100	269,841
Electronics - 2.46%
Imax Corp. (a)	26,000	467,740
Mining - 0.96%
Gammon Gold, Inc. (a)	25,500	183,345
Total Canada (Cost: $861,771)		920,926

China - 1.58%
Home Furnishings - 1.58%
Deer Consumer Products, Inc. (a)	24,800	301,072
Total China (Cost: $304,873)		301,072

Israel - 1.24%
Software - 1.24%
Fundtech Ltd. (a)	16,800	235,200
Total Israel (Cost: $219,420)		235,200

Mexico - 1.33%
Engineering & Construction - 1.33%
Empresas ICA SAB de CV ADR(a)	24,925	253,487
Total Mexico (Cost: $244,204)		253,487
Total Foreign Common Stocks
(Cost $1,930,205)		2,171,181

Exchange-Traded Funds - 9.56%

ProShares UltraShort Russell2000(a)	44,300	$ 912,137
ProShares UltraShort Russell2000(a)	22,600	907,390
		1,819,527
Total Exchange-Traded Funds
(Cost $1,994,170)		1,819,527

Short-Term Investment - 23.76%

Time Deposit - 23.76%
JP Morgan Chase 0.03%, 04/01/2010	$ 4,521,685	4,521,685
Total Short-Term Investment
(Cost $4,521,685)		4,521,685
Total Investments
(Cost $18,187,010) - 99.22%		18,881,392
Other Assets in Excess of Liabilities, Net - 0.78%		148,137
Total Net Assets - 100.00%		$ 19,029,529

ADR- American Depositary Receipt

(a) Non-income producing security.

Quaker Strategic Growth Fund
March 31, 2010 (unaudited)
	Number of Shares	Fair Value
Common Stocks - 94.51%
Basic Materials - 12.03%
Chemicals - 3.02%
Potash Corp. of Saskatchewan (a)	42,150	$ 5,030,603
The Mosaic Co.	170,770	10,377,693
		15,408,296
Iron & Steel Production - 2.39%
Cliffs Natural Resources, Inc.	171,700	12,182,115
Mining - 6.62%
Barrick Gold Corp.	122,000	4,677,480
BHP Billiton Ltd. ADR	145,530	11,688,969
Freeport-McMoRan Copper & Gold, Inc. (a)	91,140	7,613,836
Newmont Mining Corp.	49,698	2,531,119
Vulcan Materials Co. (a)	153,600	7,256,064
		33,767,468
Total Basic Materials (Cost: $53,397,108)		61,357,879
Communications - 11.06%
Internet - 3.78%
eBay, Inc. (b)	239,500	6,454,525
Google, Inc. (b)	22,610	12,820,096
		19,274,621
Media - 2.31%
Comcast Corp. (a)	366,000	6,888,120
DIRECTV (b)	144,600	4,888,926
		11,777,046
Telecommunications - 4.97%
Cisco Systems, Inc. (b)	293,700	7,645,011
Qualcomm, Inc.	212,700	8,931,273
Rogers Communications, Inc.	256,300	8,747,519
		25,323,803
Total Communications (Cost: $51,232,608)		56,375,470
Consumer, Cyclical - 5.94%
Auto Manufacturers - 1.50%
Ford Motor Co. (a)(b)	607,200	7,632,504
Auto Parts & Equipment - 1.95%
Lear Corp. (b)	125,350	9,946,522
Lodging - 2.49%
Las Vegas Sands Corp. (a)(b)	600,924	12,709,543
Total Consumer, Cyclical (Cost: $23,922,942)		30,288,569
Consumer, Non-cyclical - 9.09%
Agriculture - 1.99%
Bunge Ltd. (a)	164,452	10,135,177
Beverages - 3.21%
Anheuser-Busch InBev NV ADR(a)(b)	149,100	7,522,095
PepsiCo, Inc.	133,470	8,830,375
		16,352,470
Commercial Services - 2.24%
Mastercard, Inc. (a)	26,180	6,649,720
Verisk Analytics, Inc. (b)	169,860	4,790,052
		11,439,772
Food - 1.65%
Kroger Co.	388,600	8,417,076
Total Consumer, Non-cyclical (Cost: $44,437,946)		46,344,495
Energy - 16.48%
Coal - 0.82%
Alpha Natural Resources, Inc. (b)	84,200	4,200,738
Oil & Gas - 13.73%
Anadarko Petroleum Corp.	109,980	8,009,843
Cenovus Energy, Inc. (a)	418,200	10,961,022
Denbury Resources, Inc. (b)	463,977	7,827,292
EnCana Corp. (a)	254,800	7,906,444
Ensco International PLC ADR	296,600	13,281,748
Occidental Petroleum Corp.	123,850	10,470,279
Seadrill Ltd.	257,659	6,054,987
Suncor Energy, Inc.	168,500	5,482,990
		69,994,605
Oil & Gas Services - 1.93%
Baker Hughes, Inc.	87,500	4,098,500
Weatherford International Ltd. (b)	361,500	5,733,390
		9,831,890
Total Energy (Cost: $80,532,468)		84,027,233
Financial - 15.67%
Banks - 9.94%
Bank of America Corp.	686,800	12,259,380
CIT Group, Inc. (b)	98,800	3,849,248
Citigroup, Inc. (b)	1,197,300	4,849,065
Mitsubishi UFJ Financial Group, Inc. ADR	966,900	5,056,887
State Street Corp. (a)	141,200	6,373,768
SunTrust Banks, Inc.	300,755	8,057,226
Wells Fargo & Co.	329,800	10,263,376
		50,708,950
Diversified Financial Services - 1.50%
Charles Schwab Corp.	410,400	7,670,376
Insurance - 4.23%
ACE Ltd.	195,110	10,204,253
Berkshire Hathaway, Inc. (b)	90,770	7,376,878
Marsh & McLennan Cos, Inc. (a)	162,700	3,973,134
		21,554,265
Total Financial (Cost: $72,724,699)		79,933,591
Healthcare - 10.75%
Biotechnology - 2.48%
Amgen, Inc. (b)	129,100	7,715,016
Genzyme Corp. (b)	95,700	4,960,131
		12,675,147
Healthcare-Products - 0.52%
Medtronic, Inc.	58,700	2,643,261
Pharmaceuticals - 7.75%
Mead Johnson Nutrition Co.	203,300	10,577,699
Merck & Co., Inc.	270,400	10,099,440
Roche Holding AG ADR	239,500	9,727,436
Teva Pharmaceutical Industries Ltd. ADR	144,560	9,118,845
		39,523,420
Total Healthcare (Cost: $47,445,257)		54,841,828
Industrial - 7.00%
Building Materials - 0.70%
Martin Marietta Materials, Inc. (a)	42,930	3,586,801
Engineering & Construction - 2.22%
ABB Ltd. ADR	266,600	5,822,544
McDermott International, Inc. (b)	203,300	5,472,836
		11,295,380
Machinery-Diversified - 0.52%
Cummins, Inc. (a)	42,520	2,634,114
Miscellaneous Manufacturing - 3.56%
General Electric Co.	704,900	12,829,180
ITT Corp.	99,400	5,328,834
		18,158,014
Total Industrial (Cost: $31,313,744)		35,674,309
Technology - 6.49%
Computers - 3.98%
Apple, Inc. (b)	54,040	12,695,617
International Business Machines Corp.	59,310	7,606,508
		20,302,125
Semiconductors - 1.00%
Broadcom Corp.	153,900	5,106,402
Software - 1.51%
Oracle Corp.	299,900	7,704,431
Total Technology (Cost: $30,940,628)		33,112,958
Total Common Stocks
(Cost $435,947,400)		481,956,332

	Number of Shares	Fair Value
Short-Term Investments - 23.45%

Investment Trust - 17.53%
Invesco AIM Liquid Assets Portfolio, 0.130%	89,381,441	89,381,441
Time Deposit - 5.92%
BBH Grand Cayman 0.03%, 04/01/2010	$ 30,196,827	$ 30,196,827
Total Short-Term Investments
(Cost $119,578,268)		119,578,268
Total Investments
(Cost $555,525,668) - 117.96%		601,534,600
Liabilities in Excess of Other Assets, Net (17.96)%		(91,599,499)
Total Net Assets - 100.00%		$ 509,935,101

ADR - American Depositary Receipt

(a) All or a portion of the security out on loan.
(b) Non-income producing security.

	Number of Contracts	Fair Value
Call Options Written - 0.12%

Berkshire Hathaway, Inc. Expiration: June, 2010 Exercise Price: $85.00	305	$41,175
Cliffs Natural Resources, Inc. Expiration: April, 2010 Exercise Price: $65.00	238	159,460
Cliffs Natural Resources, Inc. Expiration: April, 2010 Exercise Price: $60.00	238	266,560
Mead Johnson Nutrition Co. Expiration: May, 2010 Exercise Price: $50.00	217	75,950
Potash Corp. of Saskatchewan Expiration: April, 2010 Exercise Price: $130.00	130	9,750
Teva Pharmaceutical Industries Ltd. Expiration: June, 2010 Exercise Price: $65.00	431	63,357
Total Options Written (Premiums Received $225,491)		$ 616,252

Quaker Capital Opportunities Fund
March 31, 2010 (unaudited)
	Number of Shares	Fair Value
Common Stocks - 94.01%
Basic Materials - 11.98%
Chemicals - 11.98%
Air Products & Chemicals, Inc.	12,600	$ 931,770
Ecolab, Inc.	16,400	720,780
Monsanto Co.	10,800	771,336
		2,423,886
Total Basic Materials (Cost: $2,604,111)		2,423,886
Communications - 8.98%
Internet - 3.08%
Google, Inc. (a)	1,100	623,711
Media - 2.02%
DIRECTV (a)	12,100	409,101
Telecommunications - 3.88%
AT&T, Inc.	30,400	785,536
Total Communications (Cost: $1,767,547)		1,818,348
Consumer, Cyclical - 3.05%
Retail - 3.05%
Wal-Mart Stores, Inc.	11,100	617,160
Total Consumer, Cyclical (Cost: $604,167)		617,160
Consumer, Non-cyclical - 9.81%
Beverages - 4.48%
PepsiCo, Inc.	13,700	906,392
Commercial Services - 5.33%
Mastercard, Inc.	2,600	660,400
Visa, Inc.	4,600	418,738
		1,079,138
Total Consumer, Non-cyclical (Cost: $1,785,827)		1,985,530
Energy - 10.11%
Oil & Gas - 10.11%
Chevron Corp.	5,400	409,482
Devon Energy Corp.	8,300	534,769
Exxon Mobil Corp.	10,400	696,592
Total S.A. ADR	7,000	406,140
		2,046,983
Total Energy (Cost: $2,136,987)		2,046,983
Financial - 4.46%
Banks - 4.46%
JPMorgan Chase & Co.	14,300	639,925
State Street Corp.	5,800	261,812
		901,737
Total Financial (Cost: $829,423)		901,737
Healthcare - 15.56%
Biotechnology - 7.27%
Gilead Sciences, Inc. (a)	18,900	859,572
Life Technologies Corp. (a)	11,700	611,559
		1,471,131
Pharmaceuticals - 8.29%
Abbott Laboratories	12,700	669,036
Teva Pharmaceutical Industries Ltd. ADR	16,000	1,009,280
		1,678,316
Total Healthcare (Cost: $2,891,187)		3,149,447
Industrial - 6.68%
Electronics - 3.56%
Thermo Fisher Scientific, Inc. (a)	14,000	720,160
Miscellaneous Manufacturing - 3.12%
Danaher Corp.	7,900	631,289
Total Industrial (Cost: $1,133,124)		1,351,449
Technology - 23.38%
Computers - 14.79%
Apple, Inc. (a)	2,000	469,860
Hewlett-Packard Co.	14,400	765,360
International Business Machines Corp.	6,900	884,925
Microsoft Corp.	29,800	872,246
		2,992,391
Software - 8.59%
Activision Blizzard, Inc.	65,300	$ 787,518
Oracle Corp.	37,000	950,530
		1,738,048
Total Technology (Cost: $4,032,371)		4,730,439
Total Common Stocks
(Cost $17,784,744)		19,024,979

Short-Term Investment - 6.12%

Time Deposit - 6.12%
Wells Fargo 0.03%, 04/01/2010	$ 1,239,001	1,239,001
Total Short-Term Investment
(Cost $1,239,001)		1,239,001
Total Investments
(Cost $19,023,745) - 100.13%		20,263,980
Liabilities in Excess of Other Assets, Net (0.13)%		(27,106)
Total Net Assets - 100.00%		$ 20,236,874

ADR - American Depositary Receipt

(a) Non-income producing security.

Quaker Mid-Cap Value Fund
March 31, 2010 (unaudited)
	Number of Shares	Fair Value
Common Stocks - 95.18%
Basic Materials - 6.22%
Chemicals - 6.22%
CF Industries Holdings, Inc.	2,455	$ 223,847
FMC Corp.	1,655	100,194
Sigma-Aldrich Corp.	2,735	146,760
Valspar Corp.	7,480	220,510
		691,311
Total Basic Materials (Cost: $573,277)		691,311
Consumer, Cyclical - 11.35%
Apparel - 2.00%
VF Corp.	2,780	222,817
Home Builders - 1.26%
Toll Brothers, Inc. (a)	6,710	139,568
Retail - 8.09%
Abercrombie & Fitch Co.	5,590	255,128
Advance Auto Parts, Inc.	3,845	161,182
Darden Restaurants, Inc.	4,035	179,719
Foot Locker, Inc.	20,135	302,830
		898,859
Total Consumer, Cyclical (Cost: $899,052)		1,261,244
Consumer, Non-cyclical - 8.40%
Agriculture - 1.53%
Bunge Ltd. (b)	2,750	169,482
Commercial Services - 1.75%
Hewitt Associates, Inc. (a)	4,895	194,723
Food - 3.65%
Hormel Foods Corp. (b)	5,315	223,283
SYSCO Corp. (b)	6,165	181,868
		405,151
Household Products - 1.47%
Church & Dwight Co., Inc.	2,440	163,358
Total Consumer, Non-cyclical (Cost: $792,457)		932,714
Energy - 6.97%
Oil & Gas - 6.97%
Atwood Oceanics, Inc. (a)	4,485	155,316
Pioneer Natural Resources Co. (b)	3,290	185,293
St Mary Land & Exploration Co.	6,720	233,923
Valero Energy Corp. (b)	10,110	199,167
		773,699
Total Energy (Cost: $648,108)		773,699
Financial - 24.55%
Banks - 11.17%
Comerica, Inc.	7,765	295,381
Huntington Bancshares, Inc.	40,700	218,559
Keycorp	34,360	266,290
Marshall & Ilsley Corp.	15,510	124,856
Regions Financial Corp. (b)	25,270	198,369
Zions Bancorporation (b)	6,300	137,466
		1,240,921
Diversified Financial Services - 6.11%
Ameriprise Financial, Inc.	6,095	276,469
Invesco Ltd.	7,905	173,199
Raymond James Financial, Inc. (b)	8,560	228,894
		678,562
Insurance - 7.27%
Everest Re Group Ltd.	1,305	105,613
Reinsurance Group of America, Inc.	4,615	242,380
Torchmark Corp.	4,615	246,949
Unum Group (b)	8,600	213,022
		807,964
Total Financial (Cost: $1,921,140)		2,727,447
Healthcare - 10.12%
Healthcare-Products - 4.63%
Patterson Cos., Inc. (b)	5,365	166,583
St Jude Medical, Inc. (a)	4,240	174,052
Zimmer Holdings, Inc. (a)	2,930	173,456
		514,091
Healthcare-Services - 1.48%
Laboratory Corp. of America Holdings (a)	2,180	165,048
Pharmaceuticals - 4.01%
Cephalon, Inc. (a)(b)	3,425	232,147
Forest Laboratories, Inc. (a)	6,805	213,405
		445,552
Total Healthcare (Cost: $936,688)		1,124,691
Industrial - 10.74%
Aerospace & Defense - 1.58%
L-3 Communications Holdings, Inc.	1,915	175,471
Electronics - 3.24%
Trimble Navigation Ltd. (a)	8,470	243,258
Waters Corp. (a)(b)	1,735	117,182
		360,440
Hand Machine Tools - 1.50%
Lincoln Electric Holdings, Inc.	3,065	166,522
Metal Fabricate & Hardware - 2.30%
Precision Castparts Corp.	2,015	255,321
Transportation - 2.12%
Norfolk Southern Corp.	4,210	235,297
Total Industrial (Cost: $820,477)		1,193,051
Technology - 5.65%
Semiconductors - 2.13%
Marvell Technology Group Ltd. (a)	11,575	235,898
Software - 3.52%
Check Point Software Technologies (a)	4,120	144,447
Intuit, Inc. (a)	7,190	246,905
		391,352
Total Technology (Cost: $478,304)		627,250
Utilities - 11.18%
Electric - 5.34%
DPL, Inc.	9,735	264,695
PG&E Corp. (b)	2,870	121,745
Xcel Energy, Inc.	9,740	206,488
		592,928
Gas - 5.84%
Centerpoint Energy, Inc.	16,610	238,520
Energen Corp.	4,480	208,454
UGI Corp.	7,595	201,571
		648,545
Total Utilities (Cost: $1,130,932)		1,241,473
Total Common Stocks
(Cost $8,200,435)		10,572,880

Real Estate Investment Trusts - 3.22%

Health Care REIT, Inc.	3,500	158,305
Host Hotels & Resorts, Inc.(b)	13,622	199,562
		357,867
Total Real Estate Investment Trusts
(Cost $234,909)		357,867

Short-Term Investments - 24.49%

Investment Trust - 21.51%
AIM Liquid Assets Portfolio, 0.130%	2,388,813	2,388,813
Time Deposit - 2.98%
Wells Fargo 0.03%, 04/01/2010	$ 331,529	331,529
Total Short-Term Investments
(Cost $2,720,341)		2,720,342
Total Investments
(Cost $11,155,685) - 122.89%		13,651,089
Liabilities in Excess of Other Assets, Net (22.89)%		(2,542,902)
Total Net Assets - 100.00%		$ 11,108,187

(a)	Non-income producing security.
(b)	All or a portion of the security out on loan.

Quaker Small-Cap Value Fund
March 31, 2010 (unaudited)
	Number of Shares	Fair Value
Common Stocks - 94.79%
Basic Materials - 5.08%
Chemicals - 4.69%
Cabot Corp.	29,100	$ 884,640
HB Fuller Co.	33,200	770,572
Innophos Holdings, Inc.	14,800	412,920
Minerals Technologies, Inc.	14,500	751,680
NewMarket Corp.	3,900	401,661
OM Group, Inc. (a)	13,100	443,828
Schulman A, Inc. (b)	29,900	731,653
		4,396,954
Mining - 0.39%
Kaiser Aluminum Corp. (b)	9,400	362,558
Total Basic Materials (Cost: $3,774,674)		4,759,512
Communications - 8.55%
Internet - 2.84%
Earthlink, Inc. (b)	87,700	748,958
NetFlix, Inc. (a)(b)	10,500	774,270
TIBCO Software, Inc. (a)(b)	50,000	539,500
Valueclick, Inc. (a)	58,900	597,246
		2,659,974
Media - 1.69%
Meredith Corp. (b)	22,600	777,666
Scholastic Corp.	28,900	809,200
		1,586,866
Telecommunications - 4.02%
ADC Telecommunications, Inc.	44,200	323,102
Netgear, Inc. (a)	29,100	759,510
NeuStar, Inc. (a)	23,300	587,160
Plantronics, Inc.	24,400	763,232
Sierra Wireless, Inc. (a)(b)	44,100	371,763
Telephone & Data Systems, Inc. (b)	12,700	429,895
USA Mobility, Inc. (a)(b)	42,400	537,208
		3,771,870
Total Communications (Cost: $6,866,650)		8,018,710
Consumer, Cyclical - 15.76%
Airlines - 1.65%
Alaska Air Group, Inc. (a)	20,700	853,461
Skywest, Inc.	22,000	314,160
UAL Corp. (a)(b)	19,500	381,225
		1,548,846
Apparel - 2.13%
Deckers Outdoor Corp. (a)	6,600	910,800
Steven Madden Ltd. (a)(b)	11,700	570,960
Timberland Co. (a)	24,000	512,160
		1,993,920
Auto Manufacturers - 0.88%
Oshkosh Corp. (a)(b)	20,500	826,970
Auto Parts & Equipment - 0.40%
ATC Technology Corp. (a)	21,900	375,804
Distribution & Wholesale - 2.53%
Brightpoint, Inc. (a)	48,600	365,958
Houston Wire & Cable Co. (b)	25,500	295,290
Ingram Micro, Inc. (a)	39,600	694,980
MWI Veterinary Supply, Inc. (a)	13,600	549,440
WESCO International, Inc. (a)(b)	13,400	465,114
		2,370,782
Entertainment - 0.80%
National CineMedia, Inc.	23,900	412,514
Shuffle Master, Inc. (a)	41,100	336,609
		749,123
Housewares - 0.77%
Toro Co. (b)	14,700	722,799

Retail - 6.60%
AnnTaylor Stores Corp. (a)	19,300	399,510
Cash America International, Inc.	19,200	758,016
Ezcorp, Inc. (a)	39,800	819,880
Finish Line, Inc.	43,800	714,816
First Cash Financial Services, Inc. (a)	25,000	539,250
Guess?, Inc.	8,200	385,236
Lululemon Athletica, Inc. (a)	10,000	415,000
PetSmart, Inc.	11,800	377,128
PF Chang's China Bistro, Inc. (a)(b)	11,300	498,669
Stage Stores, Inc.	29,000	446,310
The Childrens Place Retail Stores, Inc. (a)	10,000	445,500
Ulta Salon Cosmetics & Fragrance, Inc. (a)	17,100	386,802
		6,186,117
Total Consumer, Cyclical (Cost: $12,768,838)		14,774,361
Consumer, Non-cyclical - 10.92%
Beverages - 0.39%
Hansen Natural Corp. (a)	8,400	364,392
Commercial Services - 6.31%
Career Education Corp. (a)	13,600	430,304
DeVry, Inc.	6,000	391,200
ITT Educational Services, Inc. (a)(b)	7,600	854,848
Kenexa Corp. (a)	45,600	627,000
MAXIMUS, Inc.	7,800	475,254
Net 1 UEPS Technologies, Inc. (a)(b)	36,700	674,913
Rent-A-Center, Inc. (a)	19,400	458,810
RR Donnelley & Sons Co.	28,000	597,800
TeleTech Holdings, Inc. (a)	42,600	727,608
Universal Technical Institute, Inc. (a)	29,600	675,472
		5,913,209
Food - 1.79%
Fresh Del Monte Produce, Inc. (a)	15,300	309,825
Lancaster Colony Corp.	16,100	949,256
Sanderson Farms, Inc.	7,800	418,158
		1,677,239
Household Products - 2.43%
American Greetings Corp.	32,800	683,552
Ennis, Inc. (b)	41,300	671,951
Helen of Troy Ltd. (a)	20,900	544,654
Prestige Brands Holdings, Inc. (a)	42,000	378,000
		2,278,157
Total Consumer, Non-cyclical (Cost: $8,812,672)		10,232,997
Energy - 5.82%
Coal - 0.69%
Walter Industries, Inc.	7,000	645,890
Oil & Gas - 3.12%
Contango Oil & Gas Co. (a)	10,200	521,730
CVR Energy, Inc. (a)(b)	45,600	399,000
Hercules Offshore, Inc. (a)(b)	98,100	422,811
Holly Corp. (b)	15,500	432,605
Patterson-UTI Energy, Inc. (b)	47,200	659,384
W&T Offshore, Inc. (b)	58,000	487,200
		2,922,730
Oil & Gas Services - 1.32%
Complete Production Services, Inc. (a)	24,100	278,355
Exterran Holdings, Inc. (a)(b)	17,700	427,809
Gulf Island Fabrication, Inc. (b)	7,200	156,600
Lufkin Industries, Inc.	4,800	379,920
		1,242,684
Oil Equipment & Services - 0.69%
Oil States International, Inc. (a)	14,200	643,828
Total Energy (Cost: $5,312,752)		5,455,132
Financial - 14.70%
Banks - 3.78%
Banco Latinoamericano de Exportaciones S.A.	41,900	601,684
Bank of the Ozarks, Inc.	12,600	443,394
City Holding Co. (b)	20,400	699,516
International Bancshares Corp. (b)	36,300	834,537
Oriental Financial Group, Inc. (b)	42,000	567,000
Signature Bank (a)	10,600	392,730
		3,538,861
Diversified Financial Services - 3.28%
Calamos Asset Management, Inc.	26,200	375,708
GFI Group, Inc. (b)	53,800	310,964
National Financial Partners Corp. (a)(b)	57,900	816,390
optionsXpress Holdings, Inc. (a)	37,200	605,988
SWS Group, Inc.	19,800	228,294
World Acceptance Corp. (a)(b)	20,500	739,640
		3,076,984
Insurance - 7.09%
American Physicians Capital, Inc.	11,333	362,089
Assurant, Inc.	11,800	405,684
Endurance Specialty Holdings Ltd.	11,900	442,085
FPIC Insurance Group, Inc. (a)(b)	13,050	353,786
Infinity Property & Casualty Corp.	15,100	686,144
Life Partners Holdings, Inc. (b)	17,700	392,409
Montpelier Re Holdings Ltd.	39,800	669,038
Platinum Underwriters Holdings Ltd. (b)	9,900	367,092
ProAssurance Corp. (a)	13,900	813,706
Safety Insurance Group, Inc.	18,600	700,662
Unitrin, Inc.	26,000	729,300
Universal American Corp. (a)(b)	47,300	728,420
		6,650,415
Real Estate - 0.55%
Jones Lang LaSalle, Inc.	7,100	517,519
Total Financial (Cost: $12,883,840)		13,783,779
Healthcare - 13.42%
Biotechnology - 0.44%
Emergent Biosolutions, Inc. (a)	24,500	411,355
Healthcare-Products - 2.79%
Hill-Rom Holdings, Inc.	27,700	753,717
Hologic, Inc. (a)	25,800	478,332
Invacare Corp. (b)	27,200	721,888
Quidel Corp. (a)(b)	45,400	660,116
		2,614,053
Healthcare-Services - 4.33%
AMERIGROUP Corp. (a)	28,200	937,368
Gentiva Health Services, Inc. (a)	13,100	370,468
Health Net, Inc. (a)	33,500	833,145
Healthspring, Inc. (a)	45,000	792,000
Kindred Healthcare, Inc. (a)	17,700	319,485
Magellan Health Services, Inc. (a)	18,500	804,380
		4,056,846
Pharmaceuticals - 5.86%
Alkermes, Inc. (a)	30,200	391,694
Cubist Pharmaceuticals, Inc. (a)	19,100	430,514
Endo Pharmaceuticals Holdings, Inc. (a)	21,500	509,335
Herbalife Ltd. (b)	18,400	848,608
Par Pharmaceutical Cos., Inc. (a)	24,100	597,680
Perrigo Co. (b)	8,200	481,504
PharMerica Corp. (a)(b)	32,900	599,438
The Medicines Co. (a)	62,000	486,080
USANA Health Sciences, Inc. (a)(b)	10,500	329,805
Valeant Pharmaceuticals International (a)(b)	10,700	459,137
Viropharma, Inc. (a)	26,600	362,558
		5,496,353
Total Healthcare (Cost: $10,533,556)		12,578,607
Industrial - 10.49%
Aerospace & Defense - 0.37%
Ducommun, Inc.	16,600	348,766
Building Materials - 2.27%
Apogee Enterprises, Inc.	46,800	739,908
Drew Industries, Inc. (a)	27,500	605,550
Lennox International, Inc.	17,700	784,464
		2,129,922
Electrical Components & Equipment - 0.39%
Graham Corp.	20,600	370,594
Electronics - 3.36%
Arrow Electronics, Inc. (a)	26,400	795,432
Avnet, Inc. (a)	18,600	558,000
Benchmark Electronics, Inc. (a)	44,900	931,226
Jabil Circuit, Inc. (b)	29,200	472,748
Methode Electronics, Inc.	39,300	389,070
		3,146,476
Engineering & Construction - 0.60%
KBR, Inc.	25,200	558,432
Machinery-Diversified - 1.35%
Gardner Denver, Inc.	9,400	413,976
Nordson Corp.	5,500	373,560
Zebra Technologies Corp. (a)(b)	16,100	476,560
		1,264,096
Metal Fabricate & Hardware - 0.31%
LB Foster Co. (a)	10,200	294,678
Miscellaneous Manufacturing - 1.32%
Carlisle Cos, Inc.	11,100	422,910
EnPro Industries, Inc. (a)	15,300	444,924
John Bean Technologies Corp.	20,900	366,586
		1,234,420
Transportation - 0.52%
Genco Shipping & Trading Ltd. (a)(b)	23,200	489,752
Total Industrial (Cost: $8,879,016)		9,837,136
Technology - 6.27%
Computers - 2.61%
CGI Group, Inc. (a)(b)	27,000	402,570
Insight Enterprises, Inc. (a)	17,600	252,736
Lexmark International, Inc. (a)	12,500	451,000
Manhattan Associates, Inc. (a)	25,300	644,644
MicroStrategy, Inc. (a)	8,200	697,574
		2,448,524
Semiconductors - 3.16%
Amkor Technology, Inc. (a)	85,000	600,950
GT Solar International, Inc.	72,700	380,221
Integrated Device Technology, Inc. (a)	115,400	707,402
Intersil Corp.	34,900	515,124
LSI Corp. (a)	65,700	402,084
MKS Instruments, Inc. (a)	18,400	360,456
		2,966,237
Software - 0.50%
ACI Worldwide, Inc.	22,500	463,725
Total Technology (Cost: $4,745,458)		5,878,486
Utilities - 3.78%
Electric - 2.90%
Alliant Energy Corp.	24,700	821,522
El Paso Electric Co. (a)	23,500	484,100
Mirant Corp. (a)(b)	56,100	609,246
NorthWestern Corp.	8,800	235,928
NV Energy, Inc.	45,900	565,947
		2,716,743
Gas - 0.88%
Energen Corp.	17,800	828,234
Total Utilities (Cost: $3,697,133)		3,544,977
Total Common Stocks
(Cost $78,274,589)		88,863,697

Real Estate Investment Trusts - 4.42%

Apartment Investment & Management Co.	33,800	622,258
DuPont Fabros Technology, Inc.	19,700	425,323
HRPT Properties Trust	100,200	779,556
LTC Properties, Inc.	23,700	641,322
National Health Investors, Inc.	21,900	848,844
Taubman Centers, Inc.	20,800	830,336
		4,147,639
Total Real Estate Investment Trusts
(Cost $3,479,904)		4,147,639

Short-Term Investments - 25.99%

Investment Trust - 25.57%
Invesco AIM Liquid Assets Portfolio, 0.130%	23,968,733	23,968,733
Time Deposit - 0.42%
Citibank 0.03%, 04/01/2010	$ 394,235	394,235
Total Short-Term Investments
(Cost $24,362,968)		24,362,968
Total Investments
(Cost $106,117,461) - 125.20%		117,374,304
Liabilities in Excess of Other Assets, Net (25.20)%		(23,623,370)
Total Net Assets - 100.00%		$ 93,750,934

(a) Non-income producing security.
(b) All or a portion of the security out on loan.

For U.S. federal income tax purposes, the cost of securities owned (including proceeds for securities sold short), gross appreciation, gross depreciation, and net unrealized appreciation (depreciation) of investments at March 31, 2010 for each Fund were as follows:

	Cost	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation (Depreciation)
Long Short Tactical Allocation	$ 3,419,197	$ 219,919	$ (215,771)	$ 4,148
Global Tactical Allocation	29,427,680	2,313,987	(79,615)	2,234,372
Small-Cap Growth Tactical Allocation	18,187,010	969,614	(251,231)	718,383
Strategic Growth	555,300,177	48,041,377	(2,423,206)	45,618,171
Capital Opportunities	19,023,745	1,576,275	(336,040)	1,240,235
Mid-Cap Value	11,155,685	2,522,769	(27,365)	2,495,404
Small-Cap Value	106,117,461	14,749,462	(3,492,619)	11,256,843

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

The Funds under U.S Generally Accepted Accounting principals adopted the Financial Accounting Standards Board Fair Value Measurements disclosure requirements, effective July 1, 2008.  In accordance with the requirements, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  The disclosure requirement also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability.  Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds.  Unobservable inputs reflect the Funds' own assumptions about market participant assumptions developed based on the best information available in the circumstances.  Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.  The three-tier hierarchy of inputs is summarized below.

Level 1 – Quoted prices in active markets for identical investments.
Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable  inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2010:

At March 31, 2010, there were no significant transfers in or out of Level 1, Level 2 and Level 3 fair value measurements.

Category Long-Short Tactical Allocation Fund	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2010
Canada	$ 139,551	$ 0	$ 0	$ 139,551
China	158,814	0	0	158,814
Netherlands	92,288	0	0	92,288
United States	4,408,676	0	0	4,408,676
Time Deposit	2,519,437	0	0	2,519,437
	7,318,766	0	0	7,318,766
Securities Sold Short	(3,896,421)	0	0	(3,896,421)
Total	$ 3,422,345	$ 0	$ 0	$ 3,422,345

Category Global Tactical Allocation Fund	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2010
Australia	$ 632,921	$ 0	$ 0	$ 632,921
Belgium	413,690	0	0	413,690
Bermuda	869,841	0	0	869,841
Brazil	498,945	0	0	498,945
Canada	4,250,406	0	0	4,250,406
Switzerland	1,493,242	0	0	1,493,242
Britain	720,958	0	0	720,958
Germany	888,179	0	0	888,179
Hong Kong	426,570	0	0	426,570
Israel	495,809	0	0	495,809
Japan	480,637	0	0	480,637
United States	15,974,743	0	0	15,974,743
Investment Trust	4,547,487	0	0	4,547,487
	31,693,428	0	0	31,693,428
Purchased Options	(31,376)	0	0	(31,376)
Total	$ 31,662,052	$ 0	$ 0	$ 31,662,052

Category Small-Cap Growth Tactical Allocation Fund	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2010
Bermuda	$ 460,496	$ 0	$ 0	$ 460,496
Canada	920,926	0	0	920,926
China	301,072	0	0	301,072
Israel	235,200	0	0	235,200
Mexico	253,487	0	0	253,487
United States	12,188,526	0	0	12,188,526
Time Deposit	4,521,685	0	0	4,521,685
Total	$ 18,881,392	$ 0	$ 0	$ 18,881,392

Category Strategic Growth Fund	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2010
Basic Materials	$ 61,357,879	$ 0	$ 0	$ 61,357,879
Communications	56,375,470	0	0	56,375,470
Consumer, Cyclical	30,288,569	0	0	30,288,569
Consumer, Non-cyclical	46,344,495	0	0	46,344,495
Energy	84,027,233	0	0	84,027,233
Financial	79,933,591	0	0	79,934,591
Healthcare	54,841,829	0	0	54,841,829
Industrial	35,674,309	0	0	35,674,309
Technology	33,112,958	0	0	33,112,958
Investment Trust	119,578,268	0	0	119,578,268
	601,534,600	0	0	601,534,600
Purchased Options	(616,252)	0	0	(616,252)
Total	$ 650,657,002	$ 0	$ 0	$ 650,657,002

Category Capital Opportunites Fund	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2010
Basic Materials	$ 2,423,886	$ 0	$ 0	$ 2,423,886
Communications	1,818,348	0	0	1,818,348
Consumer, Cyclical	617,160	0	0	617,160
Consumer, Non-cyclical	1,985,530	0	0	1,985,530
Energy	2,046,983	0	0	2,046,983
Financial	901,737	0	0	901,737
Healthcare	3,149,447	0	0	3,149,447
Industrial	1,351,449	0	0	1,351,449
Technology	4,730,439	0	0	4,730,439
Time Deposit	1,239,001	0	0	1,239,001
Total	$ 20,263,980	$ 0	$ 0	$ 20,263,980

Category Mid-Cap Value Fund	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2010
Basic Materials	$ 691,311	$ 0	$ 0	$ 691,311
Consumer, Cyclical	1,261,244	0	0	1,261,244
Consumer, Non-cyclical	932,714	0	0	933,714
Energy	773,699	0	0	773,699
Financial	2,727,447	0	0	2,727,447
Healthcare	1,124,691	0	0	1,124,691
Industrial	1,193,053	0	0	1,193,053
Technology	627,250	0	0	627,250
Utilities	1,241,473	0	0	1,241,473
Real Estate Investment Trust	357,867	0	0	357,867
Investment Trust	2,720,342	0	0	2,720,342
Total	$ 13,651,089	$ 0	$ 0	$ 13,651,089

Category Small-Cap Value Fund	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2010
Basic Materials	$ 4,759,512	$ 0	$ 0	$ 4,759,512
Communications	8,018,710	0	0	8,018,710
Consumer, Cyclical	14,774,361	0	0	14,774,361
Consumer, Non-cyclical	10,232,997	0	0	10,233,997
Energy	5,455,132	0	0	5,455,132
Financial	13,783,779	0	0	13,784,779
Healthcare	12,578,607	0	0	12,579,607
Industrial	9,837,136	0	0	9,837,136
Technology	5,878,486	0	0	5,878,486
Utilities	3,544,977	0	0	3,544,977
Real Estate Investment Trust	4,147,639	0	0	4,147,639
Investment Trust	24,362,968	0	0	24,362,968
Total	$ 117,374,304	$0	$ 0	$ 117,374,304

Item 2. Controls and Procedures

1.
The registrant’s principal executive and principal financial officers have determined that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

2.
There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.133 CERT

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Quaker investment trust

By:           /S/ Jeffry H. King, Sr._________________
 Jeffry H. King, Sr., Chief Executive Officer

Date:       _05/04/2010________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:           /S/ Jeffry H. King Sr. _________________
         Jeffry H. King, Sr., Chief Executive Officer

Date:       __05/04/2010_______________________

By:           /S/ Laurie Keyes_____________________
         Laurie Keyes, Treasurer

Date:       ___05/04/2010_______________________